Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales		$ 77,646
Cost of sales		(85,899)
Gross loss		(8,253)
General and administrative expenses	1,401,435	826,367
Loss from operations	(1,401,435)	(834,620)
Other income (expense)
Interest expense	(171,590)	(35,700)
Derivative expenses	(1,156,262)
Change in fair value of embedded derivative liabilities	34,250
Loss on debt extinguishment	(12,731)
Gain on debt forgiveness	100,000
Total other expense - net	(1,206,333)	(35,700)
Net loss including noncontrolling interest	(2,607,768)	(870,320)
Less: net loss attributable to noncontrolling interest	(34,433)	(25,738)
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (2,573,335)	$ (844,582)
Net loss per share - basic and diluted	(0.08)	(0.03)
Weighted average number of common shares outstanding during the year - basic and diluted	32,128,444	31,133,000